Recoverable Taxes (Details) - Schedule of Recoverable Taxes - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Recoverable Taxes [Abstract]
Value Added Tax	$ 479,354	$ 353,506
Income Tax	360,840	32,686
Other	18,730	18,730
Total recoverable taxes	$ 858,924	$ 404,922